Details of the Controlled Entity	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of the Controlled Entity [Abstract]
Details of the controlled entity

22. Details of the controlled entity

The consolidated financial statements include the financial statements of Incannex Healthcare Limited (‘IHL’) and its wholly owned subsidiaries Incannex Pty Ltd (‘IXPL’), APIRx Pharmaceuticals, LLC (‘APIRx’) and Psychennex Pty Ltd (‘PXPL’). IXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in IXPL (2022: 100%). APIRx is formed in Delaware and IHL owns 100% of the issued capital in APIRx. PXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in PXPL (2022: 100%).

19. Details of the controlled entity

The consolidated financial statements include the financial statements of Incannex Healthcare Limited (‘IHL’) and its wholly owned subsidiaries Incannex Pty Ltd (‘IXPL’) and Psychennex Pty Ltd (‘PXPL’). IXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in IXPL (2021: 100%). PXPL is incorporated in Australia and IHL owns 100% of the issued ordinary shares in PXPL (2021: 100%).